Share-based compensation - Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-based payments	€ 53.9	€ 74.6	€ 46.3
The income tax benefit (excluding excess income tax benefits) recognized related to the recognized share-based compensation costs in the US	6.6	5.9	5.6
Total compensation expenses to be incurred for share based remuneration (including share-based compensation to the BoM) in future periods	€ 85.9	€ 95.8	€ 94.2
Weighted average period in which compensation expenses (including share-based compensation to the BoM) are expected to be recognized	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days